Blue Ridge Funds Trust
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                  800-525-3863

                                  April 6, 2001


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Blue Ridge Funds Trust (the "Trust") (File No. 333-36811 and 811-08391); on behalf of the Trust's Blue Ridge Total Return Fund (the "Fund"), a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A, which was filed electronically on April 2, 2001.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212, or Julian G. Winters at (252) 972-9922, extension 215.


Sincerely,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, Blue Ridge Funds Trust




CC:  Patsy Mengiste
     Asst. Branch Chief for Disclosure
     Division of Investment Management
     U.S. Securities and Exchange Commission
     450 Fifth Street, N.W.
     Mail Stop S-5
     Washington, DC  20549
     (202) 942-0632